Provisions and other non-current liabilities - Other risks and contingent liabilities (Details) $ in Millions				12 Months Ended	252 Months Ended
	Jun. 18, 2024	Jul. 04, 2023 company individual shareholder	Apr. 28, 2016 employee	Dec. 31, 2024	Dec. 31, 2040	Jan. 08, 2025 USD ($)
Yemen LNG
Disclosure of contingent liabilities
Stake held in associate (as a percent)				39.62%
FERC
Disclosure of contingent liabilities
Number of former employees issued order to show cause | employee			2
Litigation settlement amount | $						$ 5
Dispute relating to completion of Vigilance Plan | France
Disclosure of contingent liabilities
Percentage of reduction in net direct and indirect CO2 emissions, per injunction sought after by certain associations and local communities before Court of Justice					40.00%
Number of plaintiffs struck out	17
Number of plaintiffs	22
Dispute relating to annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | France
Disclosure of contingent liabilities
Number of shareholders seeking annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | shareholder		9
Number of shareholder companies seeking annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | company		2
Number of shareholder individuals seeking annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | individual		7